Schedule of investments
Delaware International Small Cap Fund	February 28, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 95.66%Δ
Australia − 2.34%
Domain Holdings Australia	211,659	$ 607,225
HUB24	44,450	903,630
Pro Medicus	21,417	726,893
		2,237,748
Austria − 0.41%
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,998	393,506
		393,506
Brazil − 3.30%
Cia Brasileira de Aluminio †	171,596	664,840
Embraer ADR †	50,172	691,370
Petro Rio †	171,407	859,081
SLC Agricola	109,138	931,498
		3,146,789
Canada − 14.71%
Aritzia †	39,282	1,493,491
ATS Automation Tooling Systems †	73,275	2,841,393
Capital Power	32,597	1,001,699
Enerplus	229,425	2,932,296
Granite Real Estate Investment Trust	29,708	2,200,150
Major Drilling Group International †	163,358	1,197,314
Vermilion Energy †	126,877	2,372,375
		14,038,718
China − 0.77%
Xtep International Holdings	444,000	732,936
		732,936
Denmark − 0.66%
Royal Unibrew	5,872	625,355
		625,355
Finland − 1.12%
Valmet	30,660	1,069,141
		1,069,141
France − 1.39%
Rothschild & Co.	12,102	475,606
SOITEC †	5,167	855,121
		1,330,727
Germany − 9.45%
Befesa	18,582	1,298,025
Duerr	28,638	1,038,449
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Schedule of investments
Delaware International Small Cap Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Germany (continued)
Evotec †	28,529	$ 848,965
K+S †	104,180	2,679,663
Salzgitter †	31,240	1,379,397
Steico	6,560	653,159
TAG Immobilien	43,620	1,123,927
		9,021,585
Greece − 0.44%
Eurobank Ergasias Services and Holdings †	384,386	420,735
		420,735
Hong Kong − 0.82%
LK Technology Holdings	210,000	352,033
MGM China Holdings †	664,000	426,545
		778,578
India − 4.11%
Affle India †	44,718	723,019
Federal Bank	366,087	471,289
Oberoi Realty †	40,532	488,014
Varun Beverages	118,007	1,480,814
Voltas	45,368	760,564
		3,923,700
Ireland − 1.31%
Glenveagh Properties †	912,696	1,248,500
		1,248,500
Israel − 1.15%
Inmode †	25,681	1,096,322
		1,096,322
Italy − 3.96%
Azimut Holding	38,369	920,654
OVS †	177,107	449,191
Reply	9,029	1,475,033
Tinexta	29,011	937,474
		3,782,352
Japan − 16.97%
Amvis Holdings	25,000	1,119,906
Asics	62,300	1,239,335
CKD	37,100	639,605
Dip	22,900	675,258
DMG Mori	56,100	779,295
2    NQ-581 [2/22] 4/22 (2112923)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Fujimi	19,800	$ 1,165,972
Fukuoka Financial Group	49,900	990,057
Insource	32,000	543,887
JMDC †	14,200	778,150
Katitas	39,400	1,235,480
Mebuki Financial Group	429,700	1,012,906
Mitsui High-Tec	19,500	1,416,301
SMS	29,400	788,927
SRE Holdings †	10,700	341,108
Taiyo Yuden	14,700	652,112
TechnoPro Holdings	47,700	1,371,274
Tokyo Seimitsu	20,900	858,070
Tsugami	53,700	588,544
		16,196,187
Malaysia − 0.25%
Alliance Bank Malaysia	287,600	234,957
		234,957
Mexico − 0.94%
Grupo Aeroportuario del Centro Norte	123,982	892,954
		892,954
Norway − 2.20%
Aker Solutions †	332,728	1,049,234
TOMRA Systems	22,390	1,054,508
		2,103,742
Republic of Korea − 4.19%
Doosan Fuel Cell †	14,064	453,847
Hansae	49,159	926,063
L&F †	4,669	757,230
LEENO Industrial	7,113	1,065,456
OCI	9,177	801,418
		4,004,014
Russia − 0.14%
Detsky Mir PJSC	188,399	132,728
		132,728
South Africa − 2.06%
Motus Holdings	93,494	668,724
Transaction Capital	451,330	1,299,725
		1,968,449
NQ-581 [2/22] 4/22 (2112923)    3

Schedule of investments
Delaware International Small Cap Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Spain − 1.30%
Banco de Sabadell †	1,427,128	$ 1,239,810
		1,239,810
Sweden − 4.03%
Catena	22,974	1,193,310
Fortnox	136,118	546,073
Intrum	28,701	737,815
MIPS	17,456	1,372,021
		3,849,219
Taiwan − 2.25%
Kindom Development	663,600	884,892
Merida Industry	40,000	407,396
Wafer Works	327,000	859,671
		2,151,959
Thailand − 0.53%
Land & Houses	1,723,100	506,251
		506,251
United Kingdom − 14.86%
Dechra Pharmaceuticals	21,492	1,187,282
Electrocomponents	155,669	2,066,372
Future	66,485	2,368,877
Grafton Group	108,620	1,579,537
Great Portland Estates	131,442	1,199,922
Inchcape	91,954	921,471
Keywords Studios	38,894	1,259,536
Pagegroup	123,277	949,259
Rotork	153,926	637,233
S4 Capital †	169,467	1,066,225
Savills	55,423	946,475
		14,182,189
Total Common Stock (cost $76,390,024)		91,309,151

Short-Term Investments – 4.37%
Money Market Mutual Funds – 4.37%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,042,938	1,042,938
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,042,939	1,042,939
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	1,042,939	1,042,939
4    NQ-581 [2/22] 4/22 (2112923)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	1,042,939	$ 1,042,939
Total Short-Term Investments (cost $4,171,755)		4,171,755
Total Value of Securities−100.03% (cost $80,561,779)		95,480,906
Liabilities Net of Receivables and Other Assets — (0.03%)		(29,092)
Net Assets Applicable to 11,235,897 Shares Outstanding — 100.00%	$95,451,814
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
The following foreign currency exchange contracts were outstanding at February 28, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	HKD	409,581	USD	(52,511)	3/1/22	$(99)
BNYM	JPY	(799,426)	USD	6,906	3/1/22	(48)
Total Foreign Currency Exchange Contracts						$(147)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
GS – Goldman Sachs
PJSC – Private Joint Stock Company
Summary of currencies:
HKD – Hong Kong Dollar
JPY – Japanese Yen
USD – US Dollar
NQ-581 [2/22] 4/22 (2112923)    5